Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ProFunds and Shareholders of each of the fifty-one funds listed in Appendix A

In planning and performing our audits of the financial statements of each of the funds listed in Appendix A
(fifty-one of the funds constituting ProFunds, hereafter collectively referred to as the "Funds") as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of ProFunds and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2026


Appendix A

ProFund Access VP High Yield
ProFund VP Industrials
ProFund VP Short Emerging Markets
ProFund VP Asia 30
ProFund VP International
ProFund VP Short International
ProFund VP Banks
ProFund VP Internet
ProFund VP Short Mid-Cap
ProFund VP Bear
ProFund VP Japan
ProFund VP Short Nasdaq-100
ProFund VP Biotechnology
ProFund VP Large-Cap Growth
ProFund VP Short Small-Cap
ProFund VP Bull
ProFund VP Large-Cap Value
ProFund VP Small-Cap
ProFund VP Communication Services
ProFund VP Materials
ProFund VP Small-Cap Growth
ProFund VP Consumer Discretionary
ProFund VP Mid-Cap
ProFund VP Small-Cap Value
ProFund VP Consumer Staples
ProFund VP Mid-Cap Growth
ProFund VP Technology
ProFund VP Dow 30
ProFund VP Mid-Cap Value
ProFund VP UltraBull
ProFund VP Emerging Markets
ProFund VP Nasdaq-100
ProFund VP UltraMid-Cap
ProFund VP Energy
ProFund VP Pharmaceuticals
ProFund VP UltraNasdaq-100
ProFund VP Europe 30
ProFund VP Precious Metals
ProFund VP UltraShort Dow 30
ProFund VP Falling U.S. Dollar
ProFund VP Real Estate
ProFund VP UltraShort Nasdaq-100
ProFund VP Financials
ProFund VP Rising Rates Opportunity
ProFund VP UltraSmall-Cap
ProFund VP Government Money Market
ProFund VP Semiconductor
ProFund VP U.S. Government Plus
ProFund VP Health Care
ProFund VP Short Dow 30
ProFund VP Utilities











































Appendix A

ProFund Access VP High Yield
ProFund VP Industrials
ProFund VP Short Emerging Markets
ProFund VP Asia 30
ProFund VP International
ProFund VP Short International
ProFund VP Banks
ProFund VP Internet
ProFund VP Short Mid-Cap
ProFund VP Bear
ProFund VP Japan
ProFund VP Short Nasdaq-100
ProFund VP Biotechnology
ProFund VP Large-Cap Growth
ProFund VP Short Small-Cap
ProFund VP Bull
ProFund VP Large-Cap Value
ProFund VP Small-Cap
ProFund VP Communication Services
ProFund VP Materials
ProFund VP Small-Cap Growth
ProFund VP Consumer Discretionary
ProFund VP Mid-Cap
ProFund VP Small-Cap Value
ProFund VP Consumer Staples
ProFund VP Mid-Cap Growth
ProFund VP Technology
ProFund VP Dow 30
ProFund VP Mid-Cap Value
ProFund VP UltraBull
ProFund VP Emerging Markets
ProFund VP Nasdaq-100
ProFund VP UltraMid-Cap
ProFund VP Energy
ProFund VP Pharmaceuticals
ProFund VP UltraNasdaq-100
ProFund VP Europe 30
ProFund VP Precious Metals
ProFund VP UltraShort Dow 30
ProFund VP Falling U.S. Dollar
ProFund VP Real Estate
ProFund VP UltraShort Nasdaq-100
ProFund VP Financials
ProFund VP Rising Rates Opportunity
ProFund VP UltraSmall-Cap
ProFund VP Government Money Market
ProFund VP Semiconductor
ProFund VP U.S. Government Plus
ProFund VP Health Care
ProFund VP Short Dow 30
ProFund VP Utilities
1


2